Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management, Commodity Contracts Maturity in 2011 (Detail)	3 Months Ended
	Mar. 31, 2011
Futures and Forwards Contracts
Commodity Derivative Contracts
Notional amount in thousand of BBL	(11,857)	[1]
Options Contracts
Commodity Derivative Contracts
Notional amount in thousand of BBL	(7,900)	[1]

[1]	A negative notional value represents a sale position